Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2019
Property, Equipment and Software, Net
Property, Equipment and Software, Net

6.    Property, Equipment and Software, Net

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
At cost:
Computer, office equipment and purchased software	27,148	49,129	7,057
Leasehold improvement	10,654	18,826	2,704
	37,802	67,955	9,761
Less: accumulated depreciation	(8,727)	(26,682)	(3,833)
	29,075	41,273	5,928

For the years ended December 31, 2017, 2018 and 2019, the Group recorded depreciation expenses of RMB2,265, RMB5,934 and RMB18,098 (US$2,600), respectively, and were included in the following captions:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Costs of revenues	553	1,291	3,603	518
Sales and marketing expenses	546	805	2,415	347
General and administrative expenses	181	1,074	1,901	273
Research and development expenses	985	2,764	10,179	1,462
	2,265	5,934	18,098	2,600